Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 01, 2023	Oct. 02, 2022	Oct. 03, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the company. Our executive compensation approach for pay-for-performance is to link the largest proportion of compensation to short- and long-term incentives that are based on actual financial and strategic results that enhance shareholder value, as described further in the “Compensation Discussion and Analysis” on pages 36- 55.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for Non-PEO NEOs” do not represent the actual value of cash and shares of the Company’s common stock earned or realized by our NEOs during the year. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the CD&A section above.
The table below sets forth additional compensation information for our Principal Executive Officer (“PEO”) and our non-PEO NEOs along with total shareholder return (TSR), net income, and Operating EBIT performance results for the 2023, 2022 and 2021 fiscal years.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands)(4)	Operating EBIT (in thousands)(5)
					Company TSR(3)	Peer Group TSR(3)
2023	$5,346,487	$5,904,032	$1,218,660	$1,107,969	$ 95.35	$121.03	$130,826	$252,458
2022	$4,623,568	$3,552,682	$1,319,384	$1,252,322	$77.79	$79.16	$115,781	$245,521
2021	$4,709,511	$5,194,709	$1,218,621	$1,181,661	$124.73	$124.80	$165,755	$276,609
(1)	The PEO for each year reported was Mr. Harris, our Chief Executive Officer. The other named executive officers (NEOs), for year each year reported are as follows:
•	2023: Mr. Scott; Ms. Hooper; Mr. Mullany; Mr. Ostrom; Mr. Gordon; and Ms. Super
•	2022: Mr. Mullany; Mr. Ostrom; Mr. Cook; and Mr. Piano
•	2021: Mr. Mullany; Ms. Hooper; Mr. Ostrom; Mr. Gordon; Mr. Piano; and Mr. Martin
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table above. The table below sets forth the adjustments from Total Compensation reported in the Summary Compensation Table. For purposes of the pension valuation adjustments, there was no pension service or prior service cost. In addition, for purposes of equity adjustments, there were no dividends or other earnings paid during the applicable fiscal year.

		2023		2022		2021
		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
	Summary Compensation Table (“SCT”) Total Compensation	$5,346,487	$1,218,660	$4,623,568	$1,319,384	$4,709,511	$1,218,621
Pension Value Adjustments	Deduct: Change in Pension Value Reported in the SCT for Applicable Fiscal Year (“FY”)	$ 0	$ 290	$ 0	$ 0	$ 0	$4,425
		2023		2022		2021
		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Equity Award Adjustments*	Deduct: Grant Date Fair Value of the “Stock Awards” Column in the SCT for Applicable FY	$2,745,302	$ 358,811	$2,618,140	$ 445,614	$2,634,444	$374,357
	Add: Fair Value at Applicable FY End of Equity Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$3,604,355	$ 434,342	$2,456,309	$ 479,344	$2,907,881	$349,413
	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	$-193,040	$-16,166	$-758,214	$-94,153	$ 123,482	$17,106
	Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	$-108,468	$-11,034	$-150,842	$-6,638	$ 88,279	$26,087
	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	$ 0	$ 158,732	$ 0	$ 0	$ 0	$50,783
	CAP**	$5,904,032	$1,107,969	$3,552,682	$1,252,322	$5,194,709	$1,181,661
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
**	Due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column.
(3)
For the relevant fiscal year, represents the cumulative TSR of our common stock and the “Company Peers” (as defined below) for the applicable fiscal year. In each case, assumes an initial investment of $100 at the beginning of that fiscal year. “Company Peers” include: for fiscal year 2023: BJ's Restaurants Inc.; Bloomin’ Brands, Inc.; Brinker Int’l, Inc.; Cheesecake Factory Inc.; Chipotle Mexican Grill, Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Krispy Kreme, Inc.; Papa John's Int’l Inc.; Restaurant Brands Int’l Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; Wendy’s Company; and Wingstop Inc.; for fiscal year 2022: BJ's Restaurants Inc.; Carrols Restaurant Group, Inc.; Cheesecake Factory Inc.; Chipotle Mexican Grill, Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Krispy Kreme, Inc.; Papa John's Int’l Inc.; Red Robin Gourmet Burgers, Inc.; Restaurant Brands Int’l Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; Wendy’s Company; and Wingstop Inc.; and for fiscal year 2021: BJ's Restaurants Inc.; The Cheesecake Factory Inc.; Chuy's Holdings Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Noodles & Co; Papa John's Int’l Inc.; Red Robin Gourmet Burgers, Inc.; Ruth's Hospitality Group Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; The Wendy’s Company; and Wingstop Inc.

(4)	Reflects net income in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the fiscal years 2023, 2022 and 2021.
(5)
The Company’s Selected Measure (“CSM) is Operating EBIT which is a non-GAAP measure defined by the Company as net earnings before interest expense, net and income taxes, excluding gains or losses on the sale of company operated restaurants, integration and restructuring related costs, pension and postretirement expenses, net, gains or losses associated with the Company’s company-owned life insurance policies, and earnings or losses from discontinued operations. See Appendix A — Reconciliation of Non-GAAP measurements to GAAP Results. We chose Operating EBIT as our Company Selected Measure for evaluating Pay versus Performance because it is the key metric for measuring operational performance and is the primary metric used in our annual incentive targets (with 50% weighting for 2023).

Company Selected Measure Name	Operating EBIT
Named Executive Officers, Footnote [Text Block]
(1)	The PEO for each year reported was Mr. Harris, our Chief Executive Officer. The other named executive officers (NEOs), for year each year reported are as follows:
•	2023: Mr. Scott; Ms. Hooper; Mr. Mullany; Mr. Ostrom; Mr. Gordon; and Ms. Super
•	2022: Mr. Mullany; Mr. Ostrom; Mr. Cook; and Mr. Piano
•	2021: Mr. Mullany; Ms. Hooper; Mr. Ostrom; Mr. Gordon; Mr. Piano; and Mr. Martin

Peer Group Issuers, Footnote [Text Block]
(3)
For the relevant fiscal year, represents the cumulative TSR of our common stock and the “Company Peers” (as defined below) for the applicable fiscal year. In each case, assumes an initial investment of $100 at the beginning of that fiscal year. “Company Peers” include: for fiscal year 2023: BJ's Restaurants Inc.; Bloomin’ Brands, Inc.; Brinker Int’l, Inc.; Cheesecake Factory Inc.; Chipotle Mexican Grill, Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Krispy Kreme, Inc.; Papa John's Int’l Inc.; Restaurant Brands Int’l Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; Wendy’s Company; and Wingstop Inc.; for fiscal year 2022: BJ's Restaurants Inc.; Carrols Restaurant Group, Inc.; Cheesecake Factory Inc.; Chipotle Mexican Grill, Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Krispy Kreme, Inc.; Papa John's Int’l Inc.; Red Robin Gourmet Burgers, Inc.; Restaurant Brands Int’l Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; Wendy’s Company; and Wingstop Inc.; and for fiscal year 2021: BJ's Restaurants Inc.; The Cheesecake Factory Inc.; Chuy's Holdings Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Noodles & Co; Papa John's Int’l Inc.; Red Robin Gourmet Burgers, Inc.; Ruth's Hospitality Group Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; The Wendy’s Company; and Wingstop Inc.

PEO Total Compensation Amount	$ 5,346,487	$ 4,623,568	$ 4,709,511
PEO Actually Paid Compensation Amount	$ 5,904,032	3,552,682	5,194,709
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table above. The table below sets forth the adjustments from Total Compensation reported in the Summary Compensation Table. For purposes of the pension valuation adjustments, there was no pension service or prior service cost. In addition, for purposes of equity adjustments, there were no dividends or other earnings paid during the applicable fiscal year.

		2023		2022		2021
		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
	Summary Compensation Table (“SCT”) Total Compensation	$5,346,487	$1,218,660	$4,623,568	$1,319,384	$4,709,511	$1,218,621
Pension Value Adjustments	Deduct: Change in Pension Value Reported in the SCT for Applicable Fiscal Year (“FY”)	$ 0	$ 290	$ 0	$ 0	$ 0	$4,425
		2023		2022		2021
		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Equity Award Adjustments*	Deduct: Grant Date Fair Value of the “Stock Awards” Column in the SCT for Applicable FY	$2,745,302	$ 358,811	$2,618,140	$ 445,614	$2,634,444	$374,357
	Add: Fair Value at Applicable FY End of Equity Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$3,604,355	$ 434,342	$2,456,309	$ 479,344	$2,907,881	$349,413
	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	$-193,040	$-16,166	$-758,214	$-94,153	$ 123,482	$17,106
	Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	$-108,468	$-11,034	$-150,842	$-6,638	$ 88,279	$26,087
	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	$ 0	$ 158,732	$ 0	$ 0	$ 0	$50,783
	CAP**	$5,904,032	$1,107,969	$3,552,682	$1,252,322	$5,194,709	$1,181,661
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
**	Due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column.

Non-PEO NEO Average Total Compensation Amount	$ 1,218,660	1,319,384	1,218,621
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,107,969	1,252,322	1,181,661
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table above. The table below sets forth the adjustments from Total Compensation reported in the Summary Compensation Table. For purposes of the pension valuation adjustments, there was no pension service or prior service cost. In addition, for purposes of equity adjustments, there were no dividends or other earnings paid during the applicable fiscal year.

		2023		2022		2021
		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
	Summary Compensation Table (“SCT”) Total Compensation	$5,346,487	$1,218,660	$4,623,568	$1,319,384	$4,709,511	$1,218,621
Pension Value Adjustments	Deduct: Change in Pension Value Reported in the SCT for Applicable Fiscal Year (“FY”)	$ 0	$ 290	$ 0	$ 0	$ 0	$4,425
		2023		2022		2021
		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Equity Award Adjustments*	Deduct: Grant Date Fair Value of the “Stock Awards” Column in the SCT for Applicable FY	$2,745,302	$ 358,811	$2,618,140	$ 445,614	$2,634,444	$374,357
	Add: Fair Value at Applicable FY End of Equity Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$3,604,355	$ 434,342	$2,456,309	$ 479,344	$2,907,881	$349,413
	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	$-193,040	$-16,166	$-758,214	$-94,153	$ 123,482	$17,106
	Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	$-108,468	$-11,034	$-150,842	$-6,638	$ 88,279	$26,087
	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	$ 0	$ 158,732	$ 0	$ 0	$ 0	$50,783
	CAP**	$5,904,032	$1,107,969	$3,552,682	$1,252,322	$5,194,709	$1,181,661
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
**	Due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Required Disclosure of the Relationship Between CAP and Financial Performance Measures
The charts below illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, CAP is calculated in accordance with SEC rules and does not fully represent the actual compensation earned by or actually paid to our CEO and NEOs during the applicable years.

Compensation Actually Paid vs. Net Income [Text Block]
Required Disclosure of the Relationship Between CAP and Financial Performance Measures
The charts below illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, CAP is calculated in accordance with SEC rules and does not fully represent the actual compensation earned by or actually paid to our CEO and NEOs during the applicable years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Required Disclosure of the Relationship Between CAP and Financial Performance Measures
The charts below illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, CAP is calculated in accordance with SEC rules and does not fully represent the actual compensation earned by or actually paid to our CEO and NEOs during the applicable years.

Total Shareholder Return Vs Peer Group [Text Block]
Required Disclosure of the Relationship Between CAP and Financial Performance Measures
The charts below illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, CAP is calculated in accordance with SEC rules and does not fully represent the actual compensation earned by or actually paid to our CEO and NEOs during the applicable years.

Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Financial Performance Measures
As described in our CD&A, the Compensation Committee establishes the Company’s compensation framework and pay for our NEOs to reward executives commensurate with our performance and align their interests with those of our shareholders. The table below identifies our most important financial and strategic performance measures used to link CAP for our PEO and other NEOs to company performance for the fiscal year ending October 1, 2023. These measures are used to determine the annual incentive and PSU payouts for our CEO and the other NEOs.
•	Operating EBIT
•	System Same-Store Sales
•	Development & Net Unit Growth
•	Adjusted EBITDA
•	Return on Invested Capital (ROIC)
•	Systemwide Sales (All Restaurants)

Total Shareholder Return Amount	$ 95.35	77.79	124.73
Peer Group Total Shareholder Return Amount	121.03	79.16	124.8
Net Income (Loss)	$ 130,826,000	$ 115,781,000	$ 165,755,000
Company Selected Measure Amount	252,458,000	245,521,000	276,609,000
PEO Name	Mr. Harris	Mr. Harris	Mr. Harris
Operating EBIT annual incentive target weighting percentage	50.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating EBIT
Non-GAAP Measure Description [Text Block]
(5)
The Company’s Selected Measure (“CSM) is Operating EBIT which is a non-GAAP measure defined by the Company as net earnings before interest expense, net and income taxes, excluding gains or losses on the sale of company operated restaurants, integration and restructuring related costs, pension and postretirement expenses, net, gains or losses associated with the Company’s company-owned life insurance policies, and earnings or losses from discontinued operations. See Appendix A — Reconciliation of Non-GAAP measurements to GAAP Results. We chose Operating EBIT as our Company Selected Measure for evaluating Pay versus Performance because it is the key metric for measuring operational performance and is the primary metric used in our annual incentive targets (with 50% weighting for 2023).

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	System Same-Store Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Development & Net Unit Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Systemwide Sales (All Restaurants)
PEO [Member] | Change in Pension Value Reported in the SCT for Applicable Fiscal Year ("FY") [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Grant Date Fair Value of the "Stock Awards" Column in the SCT for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,745,302)	(2,618,140)	(2,634,444)
PEO [Member] | Fair Value at Applicable FY End of Equity Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,604,355	2,456,309	2,907,881
PEO [Member] | Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(193,040)	(758,214)	123,482
PEO [Member] | Vesting Date Fair Value of Awards Granted During Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(108,468)	(150,842)	88,279
PEO [Member] | Fair Value at Prior Year End of Awards Granted During Prior FY that were Forfeited During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Pension Value Reported in the SCT for Applicable Fiscal Year ("FY") [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(290)	0	(4,425)
Non-PEO NEO [Member] | Grant Date Fair Value of the "Stock Awards" Column in the SCT for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(358,811)	(445,614)	(374,357)
Non-PEO NEO [Member] | Fair Value at Applicable FY End of Equity Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	434,342	479,344	349,413
Non-PEO NEO [Member] | Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,166)	(94,153)	17,106
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted During Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,034)	(6,638)	26,087
Non-PEO NEO [Member] | Fair Value at Prior Year End of Awards Granted During Prior FY that were Forfeited During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (158,732)	$ 0	$ (50,783)